Liquidity and Going Concern (Details)	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2024 USD ($)
Liquidity and Going Concern [Abstract]
Financial statements are issued going concern	one	one
Net cash provided by (used in) operating activities	¥ (393,864,227)	$ (2,500,093)	¥ (399,737,207)	¥ 100,266,688
Working capital	337,388,611	$ 2,141,606
Cash	¥ 337,911,102		¥ 177,886,393		$ 2,144,923